Prepayments, other receivables and other assets - Schedule of Prepayments, Other Receivables and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments, other receivables and other assets - Schedule of Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Prepayments, other receivables and other assets	¥ 204,177	$ 27,972	¥ 436,377
Aggregate continuing and discontinued operations [member]
Prepayments, other receivables and other assets - Schedule of Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Prepayments to charging stations	75,018		110,766
Prepayments for chargers procurement	8,567		55,983
Prepayment for rental, facility and utilities	48,473		57,681
Miscellaneous prepayments	3,469		7,136
Value-added tax deductible	52,599		59,011
Amount due from related parties (Note 32)	1,206		27,703
Others	34,187		118,097
Prepayments, other receivables and other assets	223,519		436,377
Disposal groups classified as held for sale [member]
Prepayments, other receivables and other assets - Schedule of Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Prepayments, other receivables and other assets	¥ 19,342		¥ 0